FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:      /   /       (a)
                    or fiscal year ending: 12/31/97  (b)


Is this a transition report?: (Y/N)    N__


Is this an amendment to a previous filing? (Y/N)     N__


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A.  Registrant Name:Pruco Life PRUvider Variable Appreciable Account
     B.  File Number: 811-7040
     C.  Telephone Number: 973-802-6000

2. A.  Street: 213 Washington Street
    B.  City: Newark     C.  State: NJ  	D.  Zip Code: 07102 Zip Ext: 2992
    E.  Foreign Country:                     	Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N)    N__

4.  Is this the last filing on this form by Registrant?(Y/N)     N__

5.  Is Registrant a small business investment company (SBIC)?(Y/N) __N__

6.  Is Registrant a unit investment trust(UIT)?(Y/N)        Y
     (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N)__ ___ (If answer is "N" (No), go to item 8.)

    B.  How many separate series or portfolios did Registrant have at the end
        Of the 	period?


SCREEN NUMBER:  01	PAGE NUMBER: 01

For period ending    12/31/97    	If filing more than one
File number 811- 7040           		Page 2, "X":



C.  	List the name of each series or portfolio and give a consecutive number
 to each 	series or portfolio starting with the number
 1.  USE THE SAME NUMERICAL 	DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE
     SERIES 	INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS
    	SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM.
    	THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                  								Is this the
 Series	 					           	last filing
 Number  	Series Name					for this series?

    1	 							  (Y/N)


























SCREEN NUMBER:  02	PAGE NUMBER: 02
(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)



For period ending    12/31/97    	If filing more than one
File number 811- 7040           		Page 47, "X":

UNIT INVESTMENT TRUSTS
111.* 	A.  Depositor Name: ____________________________________
      		B.  File Number (If any):
      	C.  City: ______        	State: __    	Zip Code:_____  	Zip Ext:____
           Foreign Country:                   	Foreign Postal Code:
111.* 	A.  Depositor Name:
      		B.  File Number (If any):
      		C.  City:               		State:      	Zip Code:       	Zip Ext:
      		    Foreign Country:                 		Foreign Postal Code:

112. * 	A.  Sponsor Name:
      		B.  File Number (If any):
      		C.  City:               		State:      	Zip Code:       	Zip Ext:
      	     Foreign Country:                 		Foreign Postal Code:
112. * 	A.  Sponsor Name:
     	 	B.  File Number (If any):
   	   	C.  City:               		State:      	Zip Code:       	Zip Ext:
      	     Foreign Country:                 		Foreign Postal Code:

















SCREEN NUMBER: 55	PAGE NUMBER: 47


For period ending   12/31/97            	If filing more than one
File number 811- 7040              	Page 48, "X":


113. 	A.  Trustee Name:
 *   	B.  City:                 	State:        	Zip Code:       	Zip Ext:
         	Foreign Country:                 		Foreign Postal Code:
113. 	A.  Trustee Name:
 *   	B.  City:                 	State:        	Zip Code:       	Zip Ext:
    	     Foreign Country:                 		Foreign Postal Code:
114. 	A.  Principal Underwriter Name: ______________________________
 *   	B.  File Number:
     	C.  City: ______        	State: __    	Zip Code: _____ 	Zip Ext:_____
    	     Foreign Country:                 		Foreign Postal Code:
114. 	A.  Principal Underwriter Name:
 *   	B.  File Number: 8-
     	C.  City:                 	State:        	Zip Code:       	Zip Ext:
     	     Foreign Country:                 		Foreign Postal Code:
115. 	A.  Independent Public Accountant Name:Price Waterhouse, LLP.
 *   	B.  City:New York City  	State:NY	Zip Code:010036		Zip Ext:
	         Foreign Country:                 	Foreign Postal Code:
115. 	A.  Independent Public Accountant Name:
 *   	B.  City:                 	State:        	Zip Code:       		Zip Ext:
    	     Foreign Country:                 		Foreign Postal Code:


















SCREEN NUMBER: 56	PAGE NUMBER: 48


For period ending   12/31/97    	If filing more than one
File number 811- 7040           	Page 49, "X":


116. 	A.  Is Registrant part of a family of investment companies?(Y/N)
      *    _		____

     	B.  Identify the family in 10 letters:P R U D E N T I A L
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. 	A. Is Registrant a separate account of an insurance company?(Y/N)
      *   _					____

     	If answer is "Y" (Yes), are any of the following types of contracts
      funded by the 	Registrant?:

     	B.  Variable annuity contracts?(Y/N): __

     	C.  Scheduled premium variable life contracts:_ __

     	D.  Flexible premium variable life contracts:___

     	E.  Other types of insurance products registered under the Securities Acts
          of 1933?(Y/N	_		 	____

118. 	State the number of series existing at the end of the period that
      * 	had securities registered under the Securities Act of 1933_ 	____


119.  	State the number of new series for which registration statements under
       *	the Securities Act of 1933 became effective during the period	____


120.  	State the total value of the portfolio securities on the date of
       * 	deposit for the new series included in item 119 ($000's omitted)


121.  	State the number of series for which a current prospectus was in
       *    	existence at the end of the period_	____

122.  	State the number of existing series for which additional units
       *    	were registered under the Securities Act of 1933 during the
	      period_	____
SCREEN NUMBER: 57	PAGE NUMBER: 49





For period ending    12/31/97            	If filing more than one
File number 811- 7040               	Page 50, "X":

123.  	State the total value of the additional units considered in
       *    	answering item 122 ($000's omitted)	$

124.  	State the total value of units prior series that were placed in
 *    	the portfolios of subsequent series during the current period
      	(the value of these units is to be measured on the date they were
      	placed in the subsequent series)($000's omitted)			$


125.  	State the total dollar amount of sales loads collected (before
 *    	reallowances to other brokers or dealers) by Registrant's
      	principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)$

126.  	Of the amounts shown in item 125, state the total dollar amount of
      	sales loads collected from secondary market operations in
      	Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
      	series.)($000's omitted)	$

127.  	List opposite the appropriate description below the number of
      	series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                     		    		Number of  	Total Assets    	Total Income
                      		 	   Series     	   ($000's       	 Distributions
                       		 	  Investing  	    omitted)          ($000's omitted)

A.  	U.S. Treasury direct issue
B.  	U.S. Government agency
C.  	State and municipal tax-free
D.  	Public utility debt
E.  	Brokers or dealers debt or
    	debt of brokers' or dealers'
    	parent
F.  	All other corporate intermed.
    	& long term debt
G.  	All other corporate short-
    	term debt
H.  	Equity securities of brokers
    	or dealers or parents of
    	brokers or dealers
I.  	Investment company equity
    	securities
J.  	All other equity securities 	   1       $212,727
K.  	Other securities
L.   Total assets of all series of
     registrant                      1       $212,727



SCREEN NUMBER: 58	PAGE NUMBER:50































For period ending   12/31/97    	If filing more than one
File number 811- 7040           	Page 51, "X":

128.  	Is the timely payment of principal and interest on any of the
 *    	portfolio securities held by any of Registrant's series at the
      	end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)___

129.  	Is the issuer of any instrument covered in item 128 delinquent or
 *    	in default as to payment of principal or interest at the end of
      	the current period?(Y/N) ___

130.  	In computations of NAV or offering price per unit, is any part of
 *    	the value attributed to instruments identified in item 129 derived
      	from insurance or guarantees?(Y/N)______

131.  	Total expenses incurred by all series of Registrant during the
      	current reporting period ($000's omitted)        	    	 	$1,777

132.  	List the "811" (Investment Company Act of 1940) registration
 *    	number for all Series of Registrant that are being included in
      	this filing:


		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-











SCREEN NUMBER: 59	PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1998.



PRUCO LIFE INSURANCE COMPANY



BY:  /S/ Linda Dougherty  WITNESS: /S/ Michael Ostronic.

	Linda Doughert		     	Michael Ostronic
	Vice President		      Director, Accounting